Revenue	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Revenue

Note 20 — Revenue

		2023	2022	2021
		EUR	EUR	EUR
Revenue recognized over time	Revenue recognized at time
Sponsorships		745,452	-	-
	Player transfers	122,159	-	-
	Ticketing	174,247	-	-
Youth league		54,690	-	-
	Store	9,848	-	-
Others		41,096	-	-
Consulting revenue		-	162,407	420,167
Total revenue		1,147,492	162,407	420,167

All revenue was generated from sales transactions with independent third parties, with the exception of a shareholder who is also a sponsor. For the year ended December 31, 2023, the Company mainly generates revenues from advertising and sponsorships, ticketing revenues and player transfer fees. They also generate revenues from training fees and youth leagues. For the years ended December 31, 2022 and 2021, EUR162,407 and EUR420,167 were generated from consulting services.

No customer accounted for over 10% of the Group’s total revenue for the year ended December 31, 2023. Three customers, each accounted for over 10% of the Group’s total revenue, represented 74% and 75% of the Group’s sales for the years ended December 31, 2022 and 2021, respectively. Trade receivables from these customers was EUR24,400, and EUR71,038 as of December 31, 2022 and 2021, respectively.

As at December 31, 2023, the Group’s top five customers and associated trade receivables were as follows:

Customer	Revenue	Associated Trade Receivables
Customer 1	€105,577	€26,433
Customer 2	€64,615	€-
Customer 3	€53,846	€-
Customer 4	€53,846	€23,253
Customer 5	€48,462	€-

As at December 31, 2023, the Group’s segment reporting is as follows:

Segment Reporting

			Brera
	FKAP	UYBA	Milano	Total
Revenues	179,211	926,539	85,858	1,191,608
Adjustments	(21,846)	(89,753)	67,483	(44,116)
Total revenues	157,365	836,786	153,341	1,147,492